Commitments- Operating lease commitments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating lease commitments for office facility and transportation equipment
No later than 1 year	¥ 4,984
Later than 1 year and no later than 5 years	10,675
More than 5 years	15,346
Total	31,005
Rental expenses under operating leases	¥ 4,699	¥ 2,279